Provisions - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	£ 1,383	£ 1,584
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	59	99
Customer redress
Disclosure of other provisions [line items]
Provisions	299	295
Customer redress | Clydesdale Financial Services
Disclosure of other provisions [line items]
Provisions	90	0
Not more than one year
Disclosure of other provisions [line items]
Expected reimbursement	£ 1,192	£ 1,357